Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$1,196	$1,205,042

Aerospace & Defense — 3.1%
Boeing Co. (The)
3.25%, 02/01/28 (Call 12/01/27)	1,385	1,288,189
3.25%, 03/01/28 (Call 12/01/27)	810	752,409
3.45%, 11/01/28 (Call 08/01/28)(a)	820	758,213
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)(a)	1,782	1,810,975
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	2,921	2,951,869
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	3,266	3,208,845
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	4,272	4,339,412
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	616	548,012
		15,657,924
Agriculture — 1.0%
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	2,901	2,490,015
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	1,706	1,638,886
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)(a)	839	782,586
		4,911,487
Airlines — 0.5%
American Airlines Pass Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	178	162,802
Series 2016-2, Class AA, 3.20%, 12/15/29	553	494,177
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	504	444,726
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	185	164,967
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	725	652,216
Series 2016-2, Class AA, 2.88%, 04/07/30	747	664,035
		2,582,923
Auto Manufacturers — 1.8%
American Honda Finance Corp.
2.00%, 03/24/28(a)	1,048	957,296
3.50%, 02/15/28	1,165	1,151,777
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)(a)	1,354	1,348,977
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	1,719	1,487,691
2.40%, 10/15/28 (Call 08/15/28)	1,283	1,098,466
3.85%, 01/05/28 (Call 10/05/27)	812	761,096
Toyota Motor Corp., 3.67%, 07/20/28	532	536,043
Toyota Motor Credit Corp.
1.90%, 04/06/28	1,115	1,021,463
3.05%, 01/11/28(a)	806	789,227
		9,152,036
Banks — 10.1%
Banco Santander SA
3.80%, 02/23/28	1,880	1,776,638
4.38%, 04/12/28(a)	1,600	1,568,960
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	935	833,225
3.00%, 10/30/28 (Call 07/30/28)	800	754,680
3.40%, 01/29/28 (Call 10/29/27)	1,354	1,329,831
3.85%, 04/28/28	1,254	1,258,815
Barclays PLC
4.34%, 01/10/28 (Call 01/10/27)(a)	1,705	1,657,823
4.84%, 05/09/28 (Call 05/07/27)	3,150	3,061,076
Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
4.13%, 07/25/28	$3,649	$3,628,420
6.63%, 01/15/28	635	710,051
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	1,690	1,649,558
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	1,274	1,268,165
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	815	867,739
ING Groep NV, 4.55%, 10/02/28	1,890	1,888,601
KeyBank N.A./Cleveland OH, 6.95%, 02/01/28	490	542,210
KeyCorp., 4.10%, 04/30/28	1,383	1,379,460
Lloyds Banking Group PLC
4.38%, 03/22/28	2,565	2,541,505
4.55%, 08/16/28	1,935	1,927,821
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28	2,566	2,531,564
4.05%, 09/11/28	1,403	1,379,261
Mizuho Financial Group Inc., 4.02%, 03/05/28	2,270	2,207,484
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	1,152	1,157,034
PNC Bank N.A.
3.25%, 01/22/28 (Call 12/23/27)	1,260	1,226,534
4.05%, 07/26/28	1,950	1,922,232
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	870	767,279
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	3,207	2,769,693
3.54%, 01/17/28	746	721,427
3.94%, 07/19/28	1,049	1,025,880
4.31%, 10/16/28(a)	861	853,750
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	970	843,308
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)(a)	1,524	1,551,310
Westpac Banking Corp.
1.95%, 11/20/28	1,249	1,120,990
3.40%, 01/25/28	2,056	2,023,721
		50,746,045
Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	3,941	4,034,362
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,849	1,653,209
1.50%, 03/05/28	932	858,465
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	1,354	1,314,842
4.65%, 11/15/28 (Call 08/15/28)	895	908,148
Diageo Capital PLC, 3.88%, 05/18/28 (Call 02/18/28)	640	649,440
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)	1,295	1,340,416
PepsiCo Inc., 3.60%, 02/18/28	1,200	1,222,392
		11,981,274
Biotechnology — 0.3%
Amgen Inc., 1.65%, 08/15/28 (Call 06/15/28)	1,945	1,739,627

Building Materials — 0.2%
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	1,095	948,314

Chemicals — 1.6%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	1,090	1,128,564
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	3,685	3,827,425
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	1,114	1,123,670
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	440	440,308
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(a)	1,377	1,380,456
		7,900,423

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.0%
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	$1,022	$949,254
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	1,030	917,400
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	818	801,526
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	920	891,057
S&P Global Inc., 4.75%, 08/01/28 (Call 05/01/28)(b)	1,625	1,704,950
		5,264,187
Computers — 1.9%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	2,947	2,658,990
1.40%, 08/05/28 (Call 06/05/28)	3,420	3,097,494
Dell Inc., 7.10%, 04/15/28	470	518,269
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	928	812,538
HP Inc., 4.75%, 01/15/28 (Call 12/15/27)	1,475	1,495,547
International Business Machines Corp., 6.50%, 01/15/28	480	542,534
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(b)	605	485,023
		9,610,395
Cosmetics & Personal Care — 0.3%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	1,701	1,714,557

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	5,280	4,616,040
3.88%, 01/23/28 (Call 10/23/27)(a)	814	750,361
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	854	712,176
4.63%, 10/01/28 (Call 07/01/28)	1,014	970,337
Ally Financial Inc., 2.20%, 11/02/28 (Call 09/02/28)(a)	1,602	1,364,984
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	1,428	1,393,971
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)	2,541	2,467,667
Charles Schwab Corp. (The)
2.00%, 03/20/28 (Call 01/20/28)	1,679	1,552,118
3.20%, 01/25/28 (Call 10/25/27)	1,510	1,482,201
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	987	1,001,726
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)(a)	1,107	1,101,354
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)	845	831,548
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	1,249	1,263,688
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	761	777,377
Nomura Holdings Inc., 2.17%, 07/14/28	1,648	1,418,829
		21,704,377
Electric — 7.7%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	598	592,552
Ameren Corp., 1.75%, 03/15/28 (Call 01/15/28)	807	714,122
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	875	881,641
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,205	1,207,976
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	649	653,004
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	1,099	1,073,569
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	147	145,129
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	1,145	1,147,794
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	538	541,357
Series D, 4.00%, 12/01/28 (Call 09/01/28)	485	493,420
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	491	491,643
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	858	867,944
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	696	637,327
Duke Energy Carolinas LLC
3.95%, 11/15/28 (Call 08/15/28)	1,176	1,199,932
Security	Par (000)	Value

Electric (continued)
Series A, 6.00%, 12/01/28	$440	$487,370
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)(a)	862	871,155
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	583	585,635
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	1,047	1,005,685
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,564	1,498,922
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	285	283,541
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	846	752,712
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	511	492,001
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	700	659,337
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	820	790,267
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	521	520,911
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	975	984,185
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	675	672,185
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	999	983,905
3.90%, 11/01/28 (Call 08/01/28)	954	956,194
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,255	2,025,464
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	785	779,058
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28 (Call 08/15/28)	1,381	1,384,908
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)	1,105	970,477
3.75%, 07/01/28	1,262	1,140,596
4.65%, 08/01/28 (Call 05/01/28)	630	592,414
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	525	527,893
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	730	729,518
3.70%, 05/01/28 (Call 02/01/28)	505	507,985
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	989	888,448
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)(a)	1,660	1,617,670
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	731	708,207
Southern Co. (The), Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	879	774,821
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	1,038	1,034,730
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,057	1,062,930
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	899	810,952
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	170	153,558
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)(a)	765	766,270
		38,667,314
Electronics — 1.1%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	951	923,354
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	1,204	1,178,909
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	729	712,240
TD SYNNEX Corp., 2.38%, 08/09/28	1,030	886,737
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	1,255	1,266,157
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	565	473,216
		5,440,613
Environmental Control — 0.6%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)(a)	1,253	1,266,132
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	1,220	1,235,982
Waste Management Inc., 1.15%, 03/15/28 (Call 01/15/28)	782	684,891
		3,187,005

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 2.0%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	$1,763	$1,778,021
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)	2,367	2,414,979
7.00%, 10/01/28	580	641,944
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	2,399	2,461,782
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	990	907,820
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	1,223	1,253,966
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(a)	410	419,012
		9,877,524
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	705	595,683

Gas — 0.3%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	450	450,522
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)(a)	415	410,327
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	515	494,853
		1,355,702
Hand & Machine Tools — 0.3%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	670	660,191
Stanley Black & Decker Inc., 4.25%, 11/15/28 (Call 08/15/28)	636	652,867
		1,313,058
Health Care - Products — 1.4%
Abbott Laboratories, 1.15%, 01/30/28 (Call 11/30/27)(a)	1,198	1,082,860
Baxter International Inc., 2.27%, 12/01/28 (Call 10/01/28)	1,685	1,522,667
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	70	71,173
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,247	1,258,510
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	1,040	901,992
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	1,065	1,063,072
Thermo Fisher Scientific Inc., 1.75%, 10/15/28 (Call 08/15/28)(a)	1,525	1,395,954
		7,296,228
Health Care - Services — 2.0%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	500	506,875
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	774	792,746
Elevance Health Inc., 4.10%, 03/01/28 (Call 12/01/27)	1,651	1,673,569
HCA Inc., 5.63%, 09/01/28 (Call 03/01/28)	2,545	2,637,231
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	605	612,835
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	430	427,235
Toledo Hospital (The), Series B, 5.33%, 11/15/28	395	369,882
UnitedHealth Group Inc.
3.85%, 06/15/28(a)	2,076	2,132,218
3.88%, 12/15/28	1,142	1,169,134
		10,321,725
Holding Companies - Diversified — 1.1%
Ares Capital Corp., 2.88%, 06/15/28 (Call 04/15/28)	1,992	1,648,778
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	1,185	949,351
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)(a)	1,290	1,072,945
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	1,550	1,271,341
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	570	447,638
		5,390,053
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)(a)	455	433,874
Security	Par (000)	Value

Household Products & Wares — 0.7%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	$1,130	$1,161,606
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	1,314	1,331,489
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	1,000	1,027,590
		3,520,685
Insurance — 2.5%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)(a)	640	643,936
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	617	626,045
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	630	639,255
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,396	1,347,210
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	405	460,817
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	2,580	2,607,322
7.00%, 04/01/28	385	434,442
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	1,142	1,142,423
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	814	811,175
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	985	999,873
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	974	954,754
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	751	760,125
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	1,140	1,139,213
		12,566,590
Internet — 1.3%
Amazon.com Inc., 1.65%, 05/12/28 (Call 03/12/28)	3,183	2,925,368
Baidu Inc.
4.38%, 03/29/28 (Call 12/29/27)	535	533,464
4.88%, 11/14/28 (Call 08/14/28)(a)	580	592,569
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	1,004	999,763
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	1,387	1,295,805
		6,346,969
Iron & Steel — 0.2%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	800	795,864

Lodging — 0.4%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	750	725,153
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	380	381,277
Series X, 4.00%, 04/15/28 (Call 01/15/28)	802	781,733
		1,888,163
Machinery — 1.1%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)(a)	260	259,940
John Deere Capital Corp.
1.50%, 03/06/28	596	541,895
3.05%, 01/06/28	878	869,483
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	656	639,797
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	590	580,354
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	2,103	2,090,319
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	782	706,670
		5,688,458
Manufacturing — 0.6%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	1,149	1,151,321
Textron Inc., 3.38%, 03/01/28 (Call 12/01/27)	600	571,950
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	1,265	1,229,820
		2,953,091

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 4.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	$1,821	$1,720,208
4.20%, 03/15/28 (Call 12/15/27)	2,160	2,085,998
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	2,603	2,549,456
3.55%, 05/01/28 (Call 02/01/28)	1,504	1,499,187
4.15%, 10/15/28 (Call 07/15/28)	6,560	6,733,315
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)(a)	2,982	2,877,004
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)(a)	993	940,431
3.70%, 06/01/28 (Call 03/01/28)	998	953,958
TCI Communications Inc., 7.13%, 02/15/28	496	574,492
Walt Disney Co. (The), 2.20%, 01/13/28	2,184	2,046,343
		21,980,392
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	671	663,216

Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	1,190	1,038,358
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	995	939,728
4.38%, 08/01/28 (Call 08/01/23)	947	901,383
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,468	1,719,542
		4,599,011
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)(a)	730	646,108
4.25%, 04/01/28 (Call 10/01/22)	920	849,068
		1,495,176
Oil & Gas — 3.5%
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	1,433	1,450,081
4.23%, 11/06/28 (Call 08/06/28)	3,377	3,469,361
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	1,155	1,157,333
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	1,346	1,377,146
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	1,398	1,346,749
Devon Energy Corp., 5.88%, 06/15/28 (Call 06/15/23)	510	524,851
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	852	823,484
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	1,405	1,390,795
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)(b)	684	660,833
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	2,327	2,365,931
TotalEnergies Capital SA, 3.88%, 10/11/28	1,896	1,919,871
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)	1,297	1,302,357
		17,788,792
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	563	561,914
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)(a)	933	924,323
4.00%, 03/15/28 (Call 12/15/27)	1,091	1,088,196
		2,574,433
Pharmaceuticals — 7.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	2,545	2,600,023
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	1,995	1,829,176
Bristol-Myers Squibb Co., 3.90%, 02/20/28 (Call 11/20/27)	2,385	2,447,892
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)	6,180	6,307,246
Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	$7,705	$7,840,223
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	2,981	3,057,045
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	2,484	2,470,214
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	636	634,849
Merck & Co. Inc., 1.90%, 12/10/28 (Call 10/10/28)	1,657	1,518,790
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	582	658,364
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	1,283	1,232,476
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)(a)	1,593	1,635,406
Pharmacia LLC, 6.60%, 12/01/28	1,420	1,639,546
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,793	1,818,066
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	2,880	3,013,142
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	1,281	1,282,934
		39,985,392
Pipelines — 3.6%
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	1,330	1,331,104
4.95%, 06/15/28 (Call 03/15/28)	1,275	1,289,293
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	1,500	1,510,410
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	1,797	1,805,266
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	2,149	2,103,592
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	1,597	1,577,868
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	2,207	2,164,096
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28 (Call 01/15/23)(a)	1,175	1,158,667
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28(a)	840	931,123
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	2,411	2,422,525
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	766	757,360
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(a)	1,061	1,068,469
		18,119,773
Real Estate Investment Trusts — 7.5%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	824	716,625
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	485	479,287
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	1,037	1,014,808
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	1,090	941,836
3.60%, 01/15/28 (Call 10/15/27)	1,521	1,456,829
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	120	106,896
3.20%, 01/15/28 (Call 10/15/27)	493	474,651
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	1,939	1,939,756
Brixmor Operating Partnership LP, 2.25%, 04/01/28 (Call 02/01/28)	624	544,459
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	900	904,788
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	2,073	2,021,901
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	685	594,731
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)(a)	1,209	1,208,432
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	769	765,309
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	300	280,104
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	1,052	915,524
2.00%, 05/15/28 (Call 03/15/28)	360	316,537
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	875	850,745

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.15%, 12/01/28 (Call 09/01/28)	$1,026	$1,025,148
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)(a)	400	349,588
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	855	853,700
Healthcare Realty Holdings LP, 3.63%, 01/15/28	688	650,476
Healthpeak Properties Inc., 2.13%, 12/01/28 (Call 10/01/28)	800	713,480
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	450	438,305
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	735	632,034
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	375	372,915
Kimco Realty Corp., 1.90%, 03/01/28 (Call 01/01/28)	656	579,314
Mid-America Apartments LP, 4.20%, 06/15/28 (Call 03/15/28)	768	765,780
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	640	633,862
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)(a)	1,004	974,241
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	773	751,333
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	575	573,689
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	943	845,286
1.95%, 11/09/28 (Call 09/09/28)	905	809,975
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	635	575,227
3.40%, 01/15/28 (Call 11/15/27)	1,071	1,040,423
3.65%, 01/15/28 (Call 10/15/27)	1,218	1,200,388
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	890	877,718
Simon Property Group LP, 1.75%, 02/01/28 (Call 11/01/27)	1,537	1,357,232
Spirit Realty LP, 2.10%, 03/15/28 (Call 01/15/28)	955	818,559
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)(a)	740	733,688
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)	440	384,798
UDR Inc., 3.50%, 01/15/28 (Call 10/15/27)	345	329,710
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	1,040	1,016,818
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	2,095	2,058,736
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	881	877,855
		37,773,496
Retail — 3.9%
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	900	760,950
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	928	940,073
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)(a)	843	852,307
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	2,065	2,067,230
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	1,180	1,038,070
1.50%, 09/15/28 (Call 07/15/28)(a)	1,470	1,329,997
3.90%, 12/06/28 (Call 09/06/28)	1,413	1,455,305
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,993	1,744,473
1.70%, 09/15/28 (Call 07/15/28)	1,591	1,411,742
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,005	2,024,228
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	1,060	1,077,861
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(a)	1,181	1,172,851
4.00%, 11/15/28 (Call 08/15/28)(a)	1,294	1,313,384
TJX Companies Inc. (The), 1.15%, 05/15/28 (Call 03/15/28)	851	748,387
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)(a)	1,851	1,897,016
		19,833,874
Semiconductors — 2.7%
Analog Devices Inc., 1.70%, 10/01/28 (Call 08/01/28)	1,375	1,246,658
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)(a)	975	933,738
Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	$917	$806,465
4.11%, 09/15/28 (Call 06/15/28)	2,177	2,147,850
Intel Corp., 1.60%, 08/12/28 (Call 06/12/28)	2,170	1,968,450
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	843	752,630
4.88%, 06/22/28 (Call 03/22/28)	1,235	1,230,900
NVIDIA Corp., 1.55%, 06/15/28 (Call 04/15/28)	1,867	1,693,668
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	882	913,390
QUALCOMM Inc., 1.30%, 05/20/28 (Call 02/20/28)	2,047	1,837,592
		13,531,341
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28 (Call 06/16/28)(a)	928	809,068

Software — 2.5%
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)(a)	1,631	1,433,111
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	1,887	1,889,623
Oracle Corp., 2.30%, 03/25/28 (Call 01/25/28)(a)	3,245	2,913,134
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	1,402	1,413,496
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	1,855	1,692,205
3.70%, 04/11/28 (Call 01/11/28)(a)	2,293	2,347,826
VMware Inc., 1.80%, 08/15/28 (Call 06/15/28)	1,134	970,681
		12,660,076
Telecommunications — 5.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	2,733	2,431,823
4.10%, 02/15/28 (Call 11/15/27)	2,495	2,500,963
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	1,430	1,456,112
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	1,529	1,532,761
T-Mobile USA Inc., 2.05%, 02/15/28 (Call 12/15/27)	3,136	2,806,877
Verizon Communications Inc.
2.10%, 03/22/28 (Call 01/22/28)	5,249	4,810,446
4.33%, 09/21/28	5,934	6,086,267
Vodafone Group PLC, 4.38%, 05/30/28	5,185	5,277,656
		26,902,905
Transportation — 2.5%
Canadian National Railway Co., 6.90%, 07/15/28	824	956,886
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	1,258	1,279,059
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,013	1,002,667
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	1,430	1,443,371
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)(a)	1,263	1,238,132
4.20%, 10/17/28 (Call 07/17/28)	764	776,659
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,115	1,057,132
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	1,329	1,341,971
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)(a)	1,640	1,675,654
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	1,917	1,747,230
		12,518,761
Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	410	392,846
4.55%, 11/07/28 (Call 08/07/28)	918	921,736
		1,314,582

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	$1,012	$1,010,735
United Utilities PLC, 6.88%, 08/15/28	600	662,118
		1,672,853
Total Long-Term Investments — 98.6%
(Cost: $518,324,863)		496,980,351

Short-Term Securities

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	27,287	27,283,785
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,050	1,050,000

Total Short-Term Securities — 5.6%
(Cost: $28,329,979)		28,333,785

Total Investments in Securities — 104.2%
(Cost: $546,654,842)		525,314,136

Liabilities in Excess of Other Assets — (4.2)%		(20,982,722)

Net Assets — 100.0%		$504,331,414

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,666,005	$5,629,844	(a)	$—	$(11,554)	$(510)	$27,283,785	27,287	$28,856	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	520,000	(a)	—	—	—	1,050,000	1,050	3,131		—
					$(11,554)	$(510)	$28,333,785		$31,987		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$496,980,351	$—	$496,980,351
Money Market Funds	28,333,785	—	—	28,333,785
	$28,333,785	$496,980,351	$—	$525,314,136